Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of other current assets
	March 31, 2022	March 31, 2021
Prepaid rental expenses (1)	$847,682	$1,441,879
Prepaid and other current assets	77,115	118,240
Total	$924,797	$1,560,119